Stock Options, Equity Compensation Plans (FY) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 Plan	Dec. 31, 2017 Plan	Dec. 31, 2014 shares	Jan. 02, 2018 shares	Jan. 02, 2017 shares	Jan. 02, 2016 shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares	Dec. 31, 2010 shares
Stock Options [Abstract]
Number of equity compensation plans | Plan	3	3
The Plans [Member]
Stock Options [Abstract]
Term of plan	10 years	10 years
The Plans [Member] | Incentive Stock Options [Member]
Stock Options [Abstract]
Vesting period	4 years	4 years
The Plans [Member] | Incentive Stock Options [Member] | Maximum [Member]
Stock Options [Abstract]
Term of option	10 years	10 years
The Plans [Member] | Nonqualified Stock Options [Member]
Stock Options [Abstract]
Vesting period	3 years
The Plans [Member] | Nonqualified Stock Options [Member] | Minimum [Member]
Stock Options [Abstract]
Vesting period	1 year	3 years
The Plans [Member] | Nonqualified Stock Options [Member] | Maximum [Member]
Stock Options [Abstract]
Vesting period	4 years	4 years
2010 Equity Incentive Plan [Member]
Stock Options [Abstract]
Number of shares authorized for issuance (in shares)			1,350,412				1,279,146		548,206
2012 Equity Incentive Plan [Member]
Stock Options [Abstract]
Number of shares authorized for issuance (in shares)								1,096,411
2014 Equity Incentive Plan [Member]
Stock Options [Abstract]
Number of shares authorized for issuance (in shares)			1,827,351	5,438,831	4,204,063	3,047,323
Percentage of Common Stock outstanding used to determine annual increase in the plan limit			4.00%